WILMINGTON FUNDS [LOGO]
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                                                                    EQUITY FUNDS

                                                                LARGE-CAP GROWTH

                                                                 LARGE-CAP VALUE

                                                                  SMALL-CAP CORE

                                 CLASS A SHARES

                                  Prospectus
                                  June 2, 2008

                        WILMINGTON LARGE-CAP GROWTH FUND
                         WILMINGTON LARGE-CAP VALUE FUND
                         WILMINGTON SMALL-CAP CORE FUND

                               OF WT MUTUAL FUND
                                    A SHARES
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                          PROSPECTUS DATED JUNE 2, 2008

      This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that these Funds:

            o     are not bank deposits

            o are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

            o     are not federally insured

            o are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other governmental agency

            o     are not guaranteed to achieve their goal(s).

      A Shares of the Funds are offered with a front-end sales charge except for certain persons eligible to purchase A Shares at Net Asset Value. See "Sales Charge Reductions and Waivers."

      These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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TABLE OF CONTENTS
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
A LOOK AT THE GOALS, STRATEGIES,   FUND DESCRIPTIONS
RISKS, EXPENSES AND FINANCIAL
HISTORY OF EACH FUND.                 Summary ............................    1
                                      Performance Information ............    3
                                      Fees and Expenses ..................    9
                                      Example ............................   10
                                      Investment Objective ...............   11
                                      Principal Investment Strategies ....   11
                                      Additional Risk Information ........   12
                                      Financial Highlights ...............   14

DETAILS ABOUT THE                  MANAGEMENT OF THE FUNDS
SERVICE PROVIDERS.
                                      Investment Adviser .................   17
                                      Fund Managers ......................   18
                                      Service Providers ..................   19

POLICIES AND INSTRUCTIONS          SHAREHOLDER INFORMATION
FOR OPENING, MAINTAINING
AND CLOSING AN ACCOUNT                Pricing of Shares ..................   20
IN ANY OF THE FUNDS.                  Purchase of Shares .................   20
                                      Redemption of Shares ...............   24
                                      Exchange of Shares .................   28
                                      Distributions ......................   29
                                      Taxes ..............................   29

DETAILS ON THE FUNDS               DISTRIBUTION ARRANGEMENTS
DISTRIBUTION ARRANGEMENTS,
RULE 12B-1 FEES AND                   Distribution Fees ..................   31
SHARE CLASSES.                        Additional Compensation to
                                         Financial Intermediaries ........   31
                                      Share Classes ......................   32

                                   FOR MORE INFORMATION ..................   33

                        WILMINGTON LARGE-CAP GROWTH FUND
                         WILMINGTON LARGE-CAP VALUE FUND
                         WILMINGTON SMALL-CAP CORE FUND

                                    A SHARES
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                                FUND DESCRIPTIONS
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SUMMARY
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Investment    o     The  WILMINGTON  LARGE-CAP  VALUE  FUND  and the  WILMINGTON
Objective           SMALL-CAP   CORE   FUND   each   seeks   long-term   capital
                    appreciation.

              o     The   WILMINGTON   LARGE-CAP   GROWTH  FUND  seeks  superior
                    long-term growth of capital.
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Investment    o     Equity (or equity-related) securities
Focus
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Share Price   o     High
Volatility
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Primary       o     The WILMINGTON LARGE-CAP GROWTH FUND invests at least 80% of
Investment          its assets in a  diversified  portfolio  of U.S.  equity (or
Strategies          equity-related)   securities  of  large-cap  companies.  The
                    Fund's  investment   adviser  employs  a  growth  investment
                    approach and invests in stocks of companies with growth characteristics.

              o The WILMINGTON LARGE-CAP VALUE FUND invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap companies. The Fund's investment adviser employs a value investment approach and invests in stocks of companies with value characteristics.

              o The WILMINGTON SMALL-CAP CORE FUND invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity- related) securities of small-cap companies. The Fund's investment adviser employs a combined growth and value investment approach and invests in stocks of companies with characteristics the investment adviser believes are attractive to the equity securities marketplace.

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Principal Risks   The  Funds  are  subject  to the  risks  summarized  below and
                  further   described   under  the  heading   "Additional   Risk
                  Information."

                  o An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other governmental agency.

                  o It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or the stocks that a Fund holds will increase in value.

                  o A Fund's share price will fluctuate in response to changes in the market value of the Fund's investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

                  o Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

                  o A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

                  o Small-capitalization companies may be more vulnerable to adverse business or economic developments than large companies, and their securities may be less liquid and more volatile than securities of larger companies.

                  o     The  performance  of a Fund will  depend on whether  the
                        investment   adviser  is   successful  in  pursuing  its
                        investment strategy.

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Investor          Investors  who want the value of their  investment to grow and
Profile who are willing to accept more volatility for the possibility of higher returns.
--------------------------------------------------------------------------------

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PERFORMANCE INFORMATION
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WILMINGTON LARGE-CAP GROWTH FUND

      The bar chart and the performance table illustrate the risks and volatility of an investment in A Shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compared with those of the Russell 1000 Growth Index, a broad measure of market performance. A Shares are subject to a distribution fee equal to 0.25% of the average daily net assets of the Fund's A Shares and a maximum front-end sales charge of 3.50%. The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

             ANNUAL TOTAL RETURN FOR CALENDAR YEARS SINCE INCEPTION

                                   [BAR CHART]

                        PERFORMANCE YEARS      RETURNS
                               2006             4.82%

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2007: 10.66%

              BEST QUARTER                            WORST QUARTER
              ------------                            -------------
                  5.96%                                  -7.43%
           (December 31, 2006)                       (June 30, 2006)

LARGE-CAP GROWTH FUND -- A SHARES(1)                               SINCE INCEPTION
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006    1 YEAR   (DECEMBER 20, 2005)
----------------------------------------------------    ------   -------------------
Return Before Taxes                                      1.17%          1.14%
Return After Taxes on Distributions(2)                   1.16%          1.12%
Return After Taxes on Distributions and Sale of
   Shares(2)                                             0.76%          0.96%
Russell 1000 Growth Index (reflects no deductions
   for fees, expenses or taxes)(3)                       9.07%          7.93%

(1) Average annual returns for A Shares of the Fund reflect the imposition of the maximum front-end sales charge of 3.50%.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets. The Indices are unmanaged and reflect the reinvestment of dividends.

                         WILMINGTON LARGE-CAP VALUE FUND

      The bar chart and performance table illustrate the risks and volatility of an investment in A Shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compared with those of the Russell 1000 Value Index, a broad measure of market performance. A Shares are subject to a distribution fee equal to 0.25% of the average daily net assets of the Fund's A Shares and a maximum front-end sales charge of 3.50%. The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

             ANNUAL TOTAL RETURN FOR CALENDAR YEARS SINCE INCEPTION

                                   [BAR CHART]

                        PERFORMANCE YEARS      RETURNS
                               2006            15.64%

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2007: 6.63%

              BEST QUARTER                            WORST QUARTER
              ------------                            -------------
                  9.27%                                  -1.48%
           (December 31, 2006)                       (June 30, 2006)

LARGE-CAP VALUE FUND -- A SHARES(1)                                SINCE INCEPTION
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006    1 YEAR   (DECEMBER 20, 2005)
----------------------------------------------------    ------   -------------------
Return Before Taxes                                      11.63%         10.94%
Return After Taxes on Distributions(2)                   11.23%         10.57%
Return After Taxes on Distributions and Sale of
   Shares(2)                                              7.54%          9.07%
Russell 1000 Value Index (reflects no deductions for
   fees, expenses or taxes)(3)                           22.25%         20.73%

(1) Average annual total returns for A Shares of the Fund reflect the imposition of the maximum front-end sales charge of 3.50%.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets. The Indices are unmanaged and reflect the reinvestment of dividends.

                         WILMINGTON SMALL-CAP CORE FUND

      The bar chart and the performance table illustrate the risks and volatility of an investment in A Shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compared with those of the Russell 2000 Index, a broad measure of market performance. A Shares of the Fund are subject to a distribution fee equal to 0.25% of the average daily net assets of the Fund's A Shares and a maximum front-end sales charge of 3.50%. The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

             ANNUAL TOTAL RETURN FOR CALENDAR YEARS SINCE INCEPTION

                                   [BAR CHART]

                        PERFORMANCE YEARS      RETURNS
                               2006            12.26%

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2007: 3.18%

              BEST QUARTER                            WORST QUARTER
              ------------                            -------------
                 12.12%                                  -6.32%
            (March 31, 2006)                         (June 30, 2006)

SMALL-CAP CORE FUND -- A SHARES(1)                                 SINCE INCEPTION
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006    1 YEAR   (DECEMBER 20, 2005)
----------------------------------------------------    ------   -------------------
Return Before Taxes                                       8.32%         8.61%
Return After Taxes on Distributions(2)                    5.05%         5.44%
Return After Taxes on Distributions and Sale of
   Shares(2)                                              7.44%         6.37%
Russell 2000 Index (reflects no deductions for fees,
   expenses or taxes)(3)                                 18.37%        17.99%

(1) Average annual total returns for A Shares of the Fund reflect the imposition of the maximum front-end sales charge of 3.50%.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Indices are unmanaged and reflect the reinvestment of dividends.

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FEES AND EXPENSES
--------------------------------------------------------------------------------

      The table below shows the fees and expenses that you may pay if you buy and hold A Shares of a Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)              A SHARES
---------------------------------------------------------               --------
Maximum sales charge (load) imposed on purchases(1)                        3.50%
Maximum deferred sales charge                                               None
Maximum sales charge (load) imposed on reinvested
   dividends (and other distributions)                                      None
Redemption fee(2)                                                          1.00%
Exchange fee(2)                                                            1.00%

(1) Lower front-end sales charges for A Shares may be available with the purchase of $100,000 or more. See "Front-End Sales Charge" for additional information.

(2) A Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                       LARGE-CAP      LARGE-CAP      SMALL-CAP
                                      GROWTH FUND     VALUE FUND     CORE FUND
                                      -----------     ----------     ---------
Management fees                              0.60%         0.60%        0.83%
Distribution (Rule 12b-1) fees               0.25%         0.25%        0.25%
Other expenses                               0.45%         0.51%        0.72%
Acquired Fund fees and expenses(1)             --(2)         --(2)        --(2)
TOTAL ANNUAL FUND
   OPERATING EXPENSES                        1.30%         1.36%        1.80%
Waivers/Reimbursements                      (0.01)%(3)    (0.01)%(3)   (0.02)%(3)
NET EXPENSES                                 1.29%(3)      1.35%(3)     1.78%(3)

(1) Fees and expenses incurred indirectly as a result of investment in shares of one or more "Acquired Funds," which include (i) ETFs, (ii) other investment companies, or (iii) companies that would be an investment company under Section 3(a) of the 1940 Act except for exceptions under Sections 3(c)(1) and 3(c)(7) under the 1940 Act.

(2)   Acquired Fund fees and expenses are less than 0.005%.

(3) The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

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EXAMPLE
--------------------------------------------------------------------------------

      This Example is intended to help you compare the cost of investing in A Shares of each Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

            o     you reinvested all dividends and other distributions;

            o     the average annual return was 5%;

            o the Fund's total operating expenses (reflecting contractual waivers or reimbursements) are charged and remain the same over the time periods; and

            o you redeemed all of your investment at the end of each time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

A SHARES                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------    ------   -------   -------   --------
Large-Cap Growth Fund    $  477   $   747   $ 1,037   $  1,862
Large-Cap Value Fund     $  483   $   765   $ 1,068   $  1,927
Small-Cap Core Fund      $  525   $   895   $ 1,289   $  2,390

      THE ABOVE EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF A FUND'S ACTUAL EXPENSES AND RETURNS OF A SHARES, EITHER PAST OR FUTURE.

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INVESTMENT OBJECTIVE
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      The WILMINGTON LARGE-CAP VALUE FUND and the WILMINGTON SMALL-CAP CORE FUND
each seeks long-term capital appreciation. The WILMINGTON LARGE-CAP GROWTH FUND seeks superior long-term growth of capital.

      The investment objective for each of the Funds may not be changed without shareholder approval. There is no guarantee that any Fund will achieve its investment objective.

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PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

      The Funds investment adviser, Rodney Square Management Corporation ("RSMC"), seeks securities that it believes possess growth or value characteristics attractive to institutional and retail investors. The selection of individual securities is based on a proprietary methodology that employs a disciplined analysis of multiple factors, including liquidity, profitability, risk, valuation, price history and analysts' earnings estimates. RSMC may rotate each Fund's holdings among various market sectors based on economic analysis of the overall business cycle.

      The WILMINGTON LARGE-CAP GROWTH FUND invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of large-cap companies. RSMC employs a growth investment approach and invests in common or preferred stock of U.S. companies that have attractive growth characteristics with market capitalizations at the time of purchase of at least $2 billion or that are constituents of the Russell 1000 Growth Index.

      The WILMINGTON LARGE-CAP VALUE FUND invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of large-cap companies. RSMC employs a value investment approach and invests in common or preferred stock of U.S. companies that have attractive value characteristics with market capitalizations at the time of purchase of at least $2 billion or that are constituents of the Russell 1000 Value Index.

      The WILMINGTON SMALL-CAP CORE FUND invests at least 80% of its assets in equity securities of small-cap companies. RSMC employs a growth and value investment approach and invests in common or preferred stock of U.S. companies that have attractive growth or value characteristics with a market capitalization at the time of purchase that is no more than that of the largest stock in the Russell 2000 Index or S&P SmallCap 600 Index.

      For cash management purposes, the Small-Cap Core Fund may maintain cash reserves and invest in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers acceptances issued by banks or savings and loan associations, and commercial paper) consistent with the foregoing investment policy.

      EACH OF THE FUNDS. The frequency of portfolio transactions and each Fund's turnover rate will vary from year to year depending on the market. A higher turnover rate may increase transaction costs (i.e., brokerage commissions) and may cause adverse tax consequences for a Fund's shareholders. With frequent trading activity, a greater proportion of any dividends paid out by a Fund will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall Fund performance.

      In order to respond to adverse market, economic, political or other conditions, the Funds may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade or higher. The result of this action may be that a Fund will be unable to achieve its investment objective.

      Each Fund may use other strategies and engage in other investment practices, which are more fully described in the Funds Statement of Additional Information ("SAI") which is available on the Funds website at HTTP://WWW.WILMINGTONFUNDS.COM.

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ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

      The following is a list of certain risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds
SAI:

            o MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

            o DERIVATIVES RISK: In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts, options on futures contracts and swap agreements are examples of derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include: the risk of imperfect correlation between the value of the instruments and the underlying assets; risk of default by the other party to certain transactions; risk that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risk that the instruments may not be liquid. Using derivatives can increase the volatility of the Fund's share price. The use of derivatives may involve leverage. For some derivatives, it is possible for the Fund to lose more than the amount invested in the derivative instrument. See "Principal Risk Information - Leverage Risk.

            o GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

            o VALUE INVESTING RISK: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

            o SMALL-CAP RISK: Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments. These companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

            o LEVERAGE RISK: The risk associated with securities transactions or practices that multiply small market movements into larger changes in value. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of leverage may require the liquidation of portfolio positions to satisfy obligations or to meet segregation requirements when it may not be advantageous to do so. In addition, leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. The Funds will maintain asset segregation policies and asset coverage requirements which comply with the current position of the SEC and its staff.

            o LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

            o OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

            o VALUATION RISK: The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, or if shorter, the period of the Fund's operation. Certain information reflects financial results for a single A Share of a Fund. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in the Annual Report, which is available without charge on the Funds website at HTTP://WWW.WILMINGTONFUNDS.COM or by calling (800) 336-9970.

LARGE-CAP GROWTH FUND -- A SHARES

                                                                     FOR THE PERIOD
                                                       FOR THE      DECEMBER 20, 2005(1)
                                                     YEAR ENDED          THROUGH
                                                    JUNE 30, 2007     JUNE 30, 2006
                                                    -------------   -----------------
NET ASSET VALUE -- BEGINNING OF PERIOD ..........   $       10.72   $           11.10
                                                    -------------   -----------------
INVESTMENT OPERATIONS:
   Net investment loss(2) .......................           (0.01)              (0.01)
   Net realized and unrealized gain (loss)
     on investments..............................            1.87               (0.37)
                                                    -------------   -----------------
     Total from investment operations ...........            1.86               (0.38)
                                                    -------------   -----------------
DISTRIBUTIONS:
   From net investment income ...................           (0.01)                 --
                                                    -------------   -----------------
     Total distributions ........................           (0.01)                 --
                                                    -------------   -----------------
NET ASSET VALUE -- END OF PERIOD ................   $       12.57   $           10.72
                                                    =============   =================
TOTAL RETURN(3)..................................           17.31%              (3.42)%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
     Including expense limitations ..............            1.29%               1.38%*
     Excluding expense limitations ..............            1.29%               1.40%*
   Net investment loss ..........................           (0.12)%             (0.12)%*
Portfolio turnover rate .........................              87%                129%(4)
Net assets at the end of period (000 omitted) ...   $          11   $              10

*     Annualized

**    Not annualized

(1)   Commencement of operations.

(2) The net investment loss per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

LARGE-CAP VALUE FUND -- A SHARES

                                                                          FOR THE PERIOD
                                                          FOR THE      DECEMBER 20, 2005(1)
                                                         YEAR ENDED          THROUGH
                                                       JUNE 30, 2007      JUNE 30, 2006
                                                       -------------   --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD .............   $       10.91       $     10.59
                                                       -------------       -----------
INVESTMENT OPERATIONS:
   Net investment income(2) ........................            0.12              0.04
   Net realized and unrealized gain on
     investments ...................................            2.10              0.31
                                                       -------------       -----------
     Total from investment operations ..............            2.22              0.35
                                                       -------------       -----------
DISTRIBUTIONS:
   From net investment income ......................           (0.12)            (0.03)
                                                       -------------       -----------
     Total distributions ...........................           (0.12)            (0.03)
                                                       -------------       -----------
NET ASSET VALUE -- END OF PERIOD ...................   $       13.01       $     10.91
                                                       =============       ===========
TOTAL RETURN(3) ....................................           20.42%             3.36%**

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
     Including expense limitations .................            1.35%             1.34%*
     Excluding expense limitations .................            1.36%             1.38%*
   Net investment income ...........................            1.01%             0.77%*
Portfolio turnover rate ............................              83%              129%(4)
Net assets at the end of period (000 omitted) ......   $          36       $        10

*     Annualized

**    Not annualized

(1)   Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

SMALL-CAP CORE FUND -- A SHARES

                                                                          FOR THE PERIOD
                                                          FOR THE      DECEMBER 20, 2005(1)
                                                         YEAR ENDED          THROUGH
                                                       JUNE 30, 2007      JUNE 30, 2006
                                                       -------------   --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD .............   $       11.27       $     10.67
                                                       -------------       -----------
INVESTMENT OPERATIONS:
   Net investment loss(2)...........................           (0.12)            (0.06)
   Net realized and unrealized gain on
     investments....................................            1.81              0.66
                                                       -------------       -----------
     Total from investment operations ..............            1.69              0.60
                                                       -------------       -----------
DISTRIBUTIONS:
   From net realized gain ..........................           (1.69)               --
                                                       -------------       ------------
     Total distributions ...........................           (1.69)               --
                                                       -------------       -----------
NET ASSET VALUE -- END OF PERIOD ...................   $       11.27       $     11.27
                                                       =============       ===========
TOTAL RETURN(3)                                                16.15%             5.62%**

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
     Including expense limitations .................            1.78%             1.64%*
     Excluding expense limitations .................            1.79%             1.67%*
   Net investment loss .............................           (1.09)%           (0.96)%*
Portfolio turnover rate ............................             137%              142%(4)
Net assets at the end of period (000 omitted) ......   $          12       $        11

*     Annualized

**    Not annualized

(1)   Commencement of operations.

(2) The net investment loss per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

                             MANAGEMENT OF THE FUNDS

      The Board of Trustees of WT Mutual Fund (the "Trust") supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.

--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

      Rodney Square Management Corporation ("RSMC"), the Funds investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. Wilmington Trust Investment Management, LLC ("WTIM"), 3280 Peachtree Road, NW, 27th Floor, Atlanta, Georgia 30305, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. RSMC, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations. RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2007, RSMC had approximately $7.9 billion in assets under management.

      For the fiscal year ended June 30, 2007, RSMC or its affiliates, received from the Funds the following advisory fees, after waivers and reimbursements, as a percentage of average daily net assets:

Large-Cap Growth Fund                                 0.60%
Large-Cap Value Fund                                  0.60%
Small-Cap Core Fund                                   0.83%

      WTIM may receive a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee.

      A discussion of the basis for the Board of Trustees approval of the investment advisory and sub-advisory agreements for each of the Funds is available in the semi-annual report to shareholders for the period ended December 31.

--------------------------------------------------------------------------------
FUND MANAGERS
--------------------------------------------------------------------------------

ALL FUNDS

      The day-to-day management of each Fund is the responsibility of a team of RSMC investment professionals. Below is a list of the staff of RSMC.

      REX P. MACEY, CFA, CIMA, CFP is Vice President and Director of Equity Management of RSMC and WTIM. Prior to joining RSMC in 2004, Mr. Macey served as the Director of Research at KPMG Investment Advisors from 2001 to 2004. He also served as Chief Investment Officer for American Financial Advisors, LLC from 2001 to 2004 and as a Portfolio Manager at Macey-Holland & Co., LLC from 1996 to 2001.

      ANDREW H. HOPKINS, CFA, CPA is an Assistant Vice President of RSMC and WTIM. Mr. Hopkins joined RSMC in 1997 as a Securities Analyst covering the information technology sector.

      RAFAEL E. TAMARGO is a Portfolio Manager/Research Analyst at RSMC and WTIM. Mr. Tamargo re-joined Wilmington Trust in 2007 after spending two and a half years at Kalmar Investments as a Portfolio Manager/Analyst specializing in small cap growth companies. Prior to joining Kalmar, Rafael spent seven and a half years at Wilmington Trust as an Analyst, Portfolio Manager and Director of Equity Research.

      EDWARD S. FORRESTER is a Portfolio Manager/Analyst and an Assistant Vice President of WTIM and is a member of the portfolio management team. Mr. Forrester joined WTIM in 2006 and is responsible for providing market research, performance reporting and trade implementation for the Funds. Prior to joining WTIM, Mr. Forrester was employed by INVESCO where he served in a variety of capacities including 401(k) recordkeeping, equity trading and portfolio management.

      ALLEN E. CHOINSKI, CFA is an Assistant Vice President for quantitative equity research and portfolio management to support WTIM's equity funds. Prior to 2007, Allen worked with Alpha Equity Management, LLC, where he researched quantitative equity investment strategies. Allen began his career as a financial advisor at Smith Barney, and later worked for five years at ING's Aeltus Investment Management. Allen holds a master's degree in Business Administration from Villanova University, and a bachelor's degree in Engineering from Pennsylvania State University.

      The Funds SAI provides additional information about the Fund managers compensation, other accounts managed by the Fund managers and the Fund managers ownership of securities in the Funds.

--------------------------------------------------------------------------------
SERVICE PROVIDERS
--------------------------------------------------------------------------------

      The chart below provides information on the Funds primary service providers.

Asset                                                            Shareholder
Management                                                       Services

----------------------------                                     -----------------------------

    INVESTMENT ADVISER                                                  TRANSFER AGENT
    AND ADMINISTRATOR                                                     PFPC INC.
      RODNEY SQUARE                                                     760 MOORE ROAD
     MANAGEMENT CORP.                                             KING OF PRUSSIA, PA 19406
 1100 NORTH MARKET STREET
   WILMINGTON, DE 19890

                                                                 Handles certain shareholder
                               -------------------------------       services, including
   Manages each Fund's                                           recordkeeping and statements,
investment activities and             WT MUTUAL FUND               payment of distributions
oversees Fund administration                                       and processing of buy and
and other service providers.                                             sell requests.

----------------------------       WILMINGTON LARGE-CAP          -----------------------------
                                       GROWTH FUND

                                   WILMINGTON LARGE-CAP
                                        VALUE FUND

                                   WILMINGTON SMALL-CAP
Fund                                    CORE FUND                Fund Asset
Operations                     -------------------------------   Safe Keeping
----------------------------                                     -----------------------------

    SUB-ADMINISTRATOR                                                     CUSTODIAN
           AND                                                     WILMINGTON TRUST COMPANY
     ACCOUNTING AGENT                                              1100 NORTH MARKET STREET
        PFPC INC.              Distribution                          WILMINGTON, DE 19890
   301 BELLEVUE PARKWAY        -------------------------------
   WILMINGTON, DE 19809

                                       DISTRIBUTOR
                                    PROFESSIONAL FUNDS
                                     DISTRIBUTOR, LLC             Holds each Fund's assets,
   Provides facilities,               760 MOORE ROAD              settles all portfolio trades
        equipment                KING OF PRUSSIA, PA 19406         and collects most of the
and personnel to carry out                                        valuation data required for
 administrative services                                          calculating each Fund's NAV
          related                                                          per share.
      to each Fund and                                            ----------------------------
         calculates
    each Fund's NAV and
       distributions.
----------------------------

                               Distributes each Fund's Shares.
                               -------------------------------

                             SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------
PRICING OF SHARES
--------------------------------------------------------------------------------

      The price of each Fund's shares is based on the Fund's net asset value ("NAV"). The Funds value their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds sub-administrator and accounting agent, PFPC Inc. ("PFPC"), determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.

      Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. This policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to these procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

      PFPC determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.

--------------------------------------------------------------------------------
PURCHASE OF SHARES
--------------------------------------------------------------------------------

      A Shares are offered on a continuous basis and are sold with a front-end sales charge. The minimum initial investment in A Shares is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of

RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in a Fund may be made in any amount. You may purchase shares as specified below.

FRONT-END SALES CHARGE

      In order to purchase A Shares, you will incur a front-end sales charge at the time of purchase (a "sales charge") based on the dollar amount of your purchase. The maximum initial sales charge is 3.50% of the offering price, which is reduced for purchases of $100,000 or more. Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reductions and Waivers". To obtain a breakpoint discount, you should inform the Fund (or your financial intermediary) at the time of purchase of the existence of all circumstances which apply. Please provide the Fund (or your financial intermediary) with Fund account statements and the following information verifying your eligibility for a breakpoint discount:

            o Information or records regarding Fund shares held in all your accounts (e.g., retirement accounts) at your financial intermediary(ies); and

            o Information or records regarding Fund shares held at any financial intermediary by persons related to you, such as members of your family or household.

      The offering price for each A Share is the NAV plus the front-end sales charge. When you purchase A Shares in a Fund, the Fund will deduct the appropriate front-end sales charge and invest the remainder in A Shares of the Fund. A Shares are subject to an ongoing distribution (Rule 12b-1) fee of 0.25% of each Fund's average daily net assets attributable to A Shares. A Shares will not be subject to any contingent deferred sales charge ("CDSC" or "back-end sales charge") when they are redeemed. The sales charge is paid directly to the selling broker-dealer.

                                   SALES CHARGE AS A         SALES CHARGE AS A
                                     PERCENTAGE OF             PERCENTAGE OF
YOUR INVESTMENT                     OFFERING PRICE            YOUR INVESTMENT
-----------------------            -----------------         -----------------
$1,000 up to $100,000                    3.50%                     3.63%
$100,000 up to $250,000                  2.00%                     2.04%
$250,000 up to $500,000                  1.50%                     1.52%
Over $500,000                            None                      None

SALES CHARGE REDUCTIONS AND WAIVERS

      REDUCING SALES CHARGES ON YOUR A SHARES. There are several ways you can combine multiple purchases of A Shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

            o Accumulation privilege -- permits you to add the value of any A Shares that you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges.

            o Letter of intent -- permits you to purchase A Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the new account application and the Funds SAI for terms and conditions.

      To use these privileges, discuss your eligibility with your financial consultant.

NET ASSET VALUE PURCHASES. A Shares may be purchased at net asset value by:

            o Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with fifty (50) or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

            o Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

            o "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of a Fund's shares;

            o Current or retired trustees, officers and employees of the Trust, the distributor, the transfer agent, the Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or their family members; and

            o Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor.

      You may purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. You may also purchase shares of a Fund through a financial intermediary which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. "Financial intermediaries" include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries, and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for promptly transmitting orders and may have an earlier cut-off time for purchase and redemption requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. Customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized intermediary or its authorized designee. A financial intermediary may also designate another intermediary to accept purchase and redemption orders on the Fund's behalf. Consult your investment representative for specific information.

      NETWORKING AND SUB-TRANSFER AGENCY FEES: The Fund may directly enter into agreements with financial intermediaries pursuant to which the Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of "street name" or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also receive. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Adviser and their affiliates. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust's transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Funds, the Adviser or its service providers to determine whether such intermediary is providing the services for which they are receiving such payments.

      In order for a financial intermediary to purchase shares of a Fund for an omnibus account, in nominee name or on behalf of another person, the Trust will enter into a shareholder information agreement with such financial intermediary or its agent. This agreement requires each financial intermediary to provide the Funds access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an omnibus account, in nominee name or on behalf of another person.

      The Funds SAI further explains the front-end sales charge on the A Shares and is accessible, free of charge, on the Funds website at WWW.WILMINGTONFUNDS.COM. If you would like additional information about the sales charges, you may also call (800) 336-9970.

      BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Equity Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

REGULAR MAIL:                         OVERNIGHT MAIL:
-------------                         ---------------
Wilmington Equity Funds               Wilmington Equity Funds
c/o PFPC Inc.                         c/o PFPC Inc.
P.O. Box 9828                         101 Sabin Street
Providence, RI 02940                  Pawtucket, RI 02860-1427

      BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

      It is the responsibility of Wilmington Trust or the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

--------------------------------------------------------------------------------
REDEMPTION OF SHARES
--------------------------------------------------------------------------------

      You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below). It is the responsibility of Wilmington Trust or the financial intermediary to transmit redemption orders and credit their customers accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or through a financial intermediary, you should contact Wilmington Trust or the financial intermediary for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

      REDEMPTION FEES: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the "Holding Period") of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Funds (a list is shown under the heading "EXCHANGE OF SHARES"). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first; however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including: (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts;
(ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring,
(E) to effect a transfer from one retirement plan to another retirement plan in the same Fund, or (F) by a Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund.

      FREQUENT PURCHASES AND REDEMPTIONS: The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position, including, primarily, the redemption fees set forth above and the related exchange fees set forth below. The Funds are not designed to accommodate market timing or short-term trading. Frequent trades into or out of a Fund in an effort to anticipate changes in market prices of that Fund's investment portfolio is generally referred to as "market timing." Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Fund or the Distributor believes are engaging in similar trading activity.

      Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Also, because some of the Funds invest in small-cap equity securities, which may trade less frequently than larger capitalization securities, frequent trading in such Fund's shares to take advantage of the market pricing inefficiency of such small-cap stocks, may result in dilution in the value of Fund shares held by long-term investors. Short-term trading in such small-cap stocks may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small-cap stocks.

      There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In order for a financial intermediary to purchase shares of a Fund for an "omnibus" account, in nominee name or on behalf of another person, the Trust will enter into a shareholder information agreement with such financial intermediary or its agent. This agreement requires each financial intermediary to provide the Funds access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an "omnibus" account, in nominee name or on behalf of another person.

      BY MAIL: If you redeem your shares by mail, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

      Your written instructions must include the Fund name, your account number, your printed name, and your signature. You should mail your written instructions with a medallion signature guarantee to:

REGULAR MAIL:                         OVERNIGHT MAIL:
-------------                         ---------------
Wilmington Equity Funds               Wilmington Equity Funds
c/o PFPC Inc.                         c/o PFPC Inc.
P.O. Box 9828                         101 Sabin Street
Providence, RI 02940                  Pawtucket, RI 02860-1427

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. Among the reasons for this are days when the Exchange may be closed, when an emergency exists that makes it difficult to execute portfolio transactions or by the order of the Securities and Exchange Commission for the protection of Fund shareholders. Other events could cause a delay as well.

      Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.

      In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemption Option or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

      If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your investment in a Fund falls below $500, you may be asked to increase your balance. If after 60 days the account value is still below $500, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust and Wilmington Trust and its affiliates, and their respective spouses, parents and children.

--------------------------------------------------------------------------------
EXCHANGE OF SHARES
--------------------------------------------------------------------------------

      You may exchange all or a portion of your shares in a Fund for A Shares of the following funds ("Wilmington Funds"):

      Wilmington Aggressive Asset Allocation Fund
      Wilmington Moderate Asset Allocation Fund
      Wilmington Conservative Asset Allocation Fund
      Wilmington ETF Allocation Fund
      Wilmington Short/Intermediate-Term Bond Fund
      Wilmington Broad Market Bond Fund
      Wilmington Municipal Bond Fund
      Wilmington Large-Cap Value Fund
      Wilmington Large-Cap Growth Fund
      Wilmington Small-Cap Core Fund
      Wilmington Multi-Manager Large-Cap Fund
      Wilmington Multi-Manager Small-Cap Fund
      Wilmington Multi-Manager International Fund
      Wilmington Multi-Manager Real Asset Fund

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $500 in a shareholder's account.

      FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

      Prospectuses for A Shares of the other Wilmington Funds may be obtained, free of charge, on the Funds website at HTTP://WWW.WILMINGTONFUNDS.COM or by calling (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a financial intermediary, contact Wilmington Trust or the financial intermediary. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days notice of such termination or modification.

--------------------------------------------------------------------------------
DISTRIBUTIONS
--------------------------------------------------------------------------------

      Distributions from the net investment income, if any, of each Fund are declared and paid quarterly to you. Any net capital gain realized by a Fund will be distributed annually.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------
TAXES
--------------------------------------------------------------------------------

      As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. The Funds distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

      The Funds distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

      It is a taxable event for you if you sell or exchange shares of any Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the Funds SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      Professional Funds Distributor, LLC (the "Distributor") manages the Funds distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.

--------------------------------------------------------------------------------
DISTRIBUTION FEES
--------------------------------------------------------------------------------

      The A Shares of each Fund have a distribution plan under Rule 12b-1 that allows a Fund to pay a fee to the Distributor for the sale and distribution of A Shares, and for services provided to shareholders of A Shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that a Fund can charge is 0.25% of a Fund's A Shares average daily net assets.

--------------------------------------------------------------------------------
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------

      The Adviser and affiliates of the Adviser may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds. Financial intermediaries include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries, and any other firm having a selling, administration or similar agreement. These payments are over and above servicing fees which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees information regarding these payments. These payments are generally made to financial intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs. These payments may also be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders' fees that vary depending on the Fund and the dollar amount of shares sold.

      If investment advisers, underwriters/distributors or affiliates of mutual funds (including those of the Funds) pay bonuses and incentives in differing amounts, intermediaries and their representatives may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial intermediary and its representatives may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the intermediary as to compensation received by your financial advisor.

--------------------------------------------------------------------------------
SHARE CLASSES
--------------------------------------------------------------------------------

      The Funds issue Institutional Shares and A Shares. Each class of shares bears a pro-rata portion of the Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. A Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase A Shares.

                              FOR MORE INFORMATION

      FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds investments is available in the Funds annual and semi-annual reports to shareholders. These reports contain performance data and information on each Fund's portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The Funds SAI provides additional technical and legal descriptions of the Funds policies, investment restrictions, risks, and business structure, including a description of the Funds policies and procedures with respect to the disclosure of the Funds portfolio securities holdings. The information in the Funds SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Funds may be obtained free of charge by contacting:

      WT Mutual Fund
      c/o PFPC Inc.
      101 Sabin Street
      Pawtucket, RI 02860-1427
      (800) 336-9970
      9:00 a.m. to 5:00 p.m. Eastern time

      The Funds SAI and annual and semi-reports are accessible, free of charge, on the Funds website at HTTP://WWW.WILMINGTONFUNDS.COM. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC website at HTTP://WWW.SEC.GOV. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
PUBLICINFO@SEC.GOV or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 336-9970.

            The investment company registration number is 811-08648.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

WILMINGTON                                                                6/08
     FUNDS
     EQUITY
     FUNDS
--------------------------------------------------------------------------------
A SHARES
--------------------------------------------------------------------------------
APPLICATION & NEW ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
INSTRUCTIONS:                                     RETURN THIS COMPLETED FORM TO:
FOR WIRING INSTRUCTIONS OR                           WILMINGTON EQUITY FUNDS
FOR ASSISTANCE IN COMPLETING                         C/O PFPC Inc.
THIS FORM CALL (800) 336-9970                        P.O. Box 9828
                                                     PROVIDENCE, RI 02940
--------------------------------------------------------------------------------
FUND SELECTION ($1,000 MINIMUM)

   [ ] WILMINGTON LARGE-CAP GROWTH FUND-(FSR 115)                    $ _________
   [ ] WILMINGTON LARGE-CAP VALUE FUND-(FSR 109)                     $ _________
   [ ] WILMINGTON SMALL-CAP CORE FUND-(FSR 110)                      $ _________
       TOTAL AMOUNT TO BE INVESTED                                   $ _________

A Shares are subject to a front-end sales charge. Please review the prospectus for more detailed information.

_______ By check. (Make payable to the applicable Fund.)
_______ By wire. Call 1-800-336-9970 for Instructions.
        Bank from which funds will be wired _________________ wire date ________
--------------------------------------------------------------------------------
ACCOUNT REGISTRATION
1. Individual    _________________ ____ ________________________ _______________
                    First Name      MI         Last Name          Date of Birth*

                 ________________________________________
                 1st Owner's Social Security Number*

2. Joint Tenancy _________________ ____ ________________________ _______________
                    First Name      MI         Last Name          Date of Birth*
    ("Joint Tenants with Rights of Survivorship" unless otherwise Specified)
     ________________________________________
     Joint Owner's Social Security Number*                               Uniform
                                                                          Gifts/
3. Gifts to Minors ____________ ______________________ under the _____ Transfers
                   Minor's Name Minor's Date of Birth*           State to Minors
                   ___________________________________                       Act
                   Minor's Social Security Number*

4. Other Registration_______________________________ ___________________________
                                  Name                   Customer Tax ID No.*

5. If Trust, Date of Trust Instrument: _________________________________________

      As joint tenants use Lines 1 and 2; as custodian for a minor, use Lines 1 and 3.

      In the name of a corporation, trust or other organization or any fiduciary capacity, use Line 4.

* Customer Tax Identification No.: (a) for an individual, joint tenants, or a custodial account under the Uniform Gifts/Transfers to Minors Act, supply the Social Security number of all of the registered account owners;
      (b) for a trust, a corporation, a partnership, an organization, a fiduciary, etc., supply the Employer Identification number of the legal entity or organization that will report income and/or gains.
--------------------------------------------------------------------------------

                                                          EQUITY-ASHR-APPL-6/08

--------------------------------------------------------------------------------
ADDRESS OF RECORD Must be a street address. If a post office box is preferred, please provide a mailing address on an additional sheet of paper.
      __________________________________________________________________________
        Street
      __________________________________________________________________________
        City                                  State        Zip Code
--------------------------------------------------------------------------------
REDUCED SALES CHARGE -- A SHARES

[ ] RIGHTS OF ACCUMULATION -- I apply for Rights of Accumulation, subject to Agent's confirmation of the following holdings of A Shares in eligible load Funds of the Wilmington Funds at least equal to (check appropriate box):

           [ ] $100,000            [ ] $250,000          [ ] $500,000

[ ] LETTER OF INTENT -- I agree to the Letter of Intent provisions of the Prospectus. Although I am not obligated to purchase, and the Fund is not obligated to sell, I intend to invest, over a 13-month period beginning on:

_________________, an aggregate amount in the Wilmington Funds at least equal to Date (month/day/year) (Check appropriate box):

           [ ] $100,000             [ ] $250,000          [ ] $500,000

List Funds and account numbers to be linked for the reduced sales charge:

___________________________________________________________ ____________________
Fund Name                                                    Fund Account Number
___________________________________________________________ ____________________
Fund Name                                                    Fund Account Number
___________________________________________________________ ____________________
Fund Name                                                    Fund Account Number

--------------------------------------------------------------------------------
PURCHASES AT NAV

[ ] I qualify to purchase A Shares of the Fund at net asset value because I meet one or more of the following criteria:

      o I am a current or retired Trustee, Officer or employee of the Fund, the Distributor, the Transfer Agent, the Adviser and its affiliates, a family member of the above persons, or a trust or plan primarily for such persons or their family members; or

      o A current or retired registered representative or full-time employee of a broker-dealer or other institution that has selling agreements with the Distributor, or a spouse or minor child of any of the above.

--------------------------------------------------------------------------------
                       Qualifying relationship to the Fund
--------------------------------------------------------------------------------
INVESTMENT DEALER -- Must be completed by dealer

_______________________________________ ______________________  ________________
               Firm Name                  NSCC Dealer Number     Branch Number
_______________________ ________________________________________________________
  Branch Street Number                         Street Name
_________________________________________________________ ________ _____________
                            City                            State     ZIP Code
____________________________________________ ___________ _______________________
         Representative's First Name             M.I.           Last Name
_______________________________________ _______________________ ________________
        Representative Number               Telephone Number        Extension
_____________________________________________________ __________________________
              Representative's Signature                Date (month/day/year)

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS -- If these boxes are not checked, all distributions will be invested in additional shares.

                                                         Pay Cash for:
                                               Income Dividends         Other
WILMINGTON LARGE-CAP GROWTH FUND                      [ ]                [ ]
WILMINGTON LARGE-CAP VALUE FUND                       [ ]                [ ]
WILMINGTON SMALL-CAP CORE FUND                        [ ]                [ ]

--------------------------------------------------------------------------------
CERTIFICATIONS AND SIGNATURE(S) -- Please sign exactly as registered under " Account Registration."

      I have received and read the Prospectus for the Wilmington Equity Funds and agree to its terms; I am of legal age. I understand that the shares offered by this Prospectus are not deposits of, or guaranteed by, Wilmington Trust Company, or any other bank, nor are the shares insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. I further understand that investment in these shares involves investment risks, including possible loss of principal. If a corporate customer, I certify that appropriate corporate resolutions authorizing investment in the Wilmington Equity Funds have been duly adopted.

      I hereby represent that I am not and am not acting on behalf of: (1) a foreign financial institution or foreign intermediary, (2) a non-U.S. person, or
(3) a foreign political official;

OR CHECK BOX

[ ] I am making this investment for or on behalf of one or more non-U.S. persons or entities.

--------------------------------------------------------------------------------

UNDER THE INTEREST AND DIVIDEND TAX COMPLIANCE ACT OF 1983, THE FUNDS ARE REQUIRED TO HAVE THE FOLLOWING CERTIFICATION:

UNDER PENALTIES OF PERJURY, I CERTIFY THAT:

(1) THE NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER (OR I AM WAITING FOR A NUMBER TO BE ISSUED TO ME), AND

(2) I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE (A) I AM EXEMPT FROM BACKUP WITHHOLDING, OR (B) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE (IRS) THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (C) THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING, AND

(3)   I AM A U.S. PERSON (INCLUDING A U.S. RESIDENT ALIEN).

NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

--------------------------------------------------------------------------------

Signature _________________________________________________ Date _______________

Signature _________________________________________________ Date _______________
                        Joint Owner/Trustee

Check one: [ ] Owner  [ ] Trustee  [ ] Custodian  [ ] Other ____________________
--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

TO HELP THE GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHAT THIS MEANS FOR YOU: WHEN YOU OPEN AN ACCOUNT, WE WILL ASK FOR YOUR NAME, ADDRESS, DATE OF BIRTH, AND OTHER INFORMATION THAT WILL ALLOW US TO IDENTIFY YOU. WE MAY ALSO ASK TO SEE YOUR DRIVER'S LICENSE OR OTHER IDENTIFYING DOCUMENTS.
--------------------------------------------------------------------------------

WILMINGTON                                                                 6/08
     FUNDS
    EQUITY
     FUNDS

--------------------------------------------------------------------------------
A SHARES
--------------------------------------------------------------------------------
APPLICATION FOR TELEPHONE REDEMPTION OPTION
--------------------------------------------------------------------------------

Telephone redemption permits redemption of Fund shares by telephone, with proceeds directed only to the Fund account address of record or to the bank account designated below. For investments by check, telephone redemption is available only after these shares have been on the Fund's books for 10 days.

This form is to be used to add or change the telephone redemption option on your account(s).
--------------------------------------------------------------------------------
ACCOUNT INFORMATION

   Fund Name(s): _______________________________________________________________

   Fund Account Number(s): _____________________________________________________
                           (Please provide if you are a current account holder:)

  REGISTERED IN THE NAME(S) OF: ________________________________________________

                                ________________________________________________

                                ________________________________________________

  REGISTERED ADDRESS:           ________________________________________________

                                ________________________________________________

NOTE: If this form is not submitted together with the application, a corporate resolution must be included for accounts registered to other than an individual, a fiduciary or partnership.
--------------------------------------------------------------------------------
REDEMPTION INSTRUCTIONS

      [ ] Add      [ ] Change

Check one or more:

      [ ] Mail proceeds to my Fund account address of record (must be $10,000 or less and address must be established for a minimum of 60 days)

      [ ]   Mail proceeds to my bank

      [ ]   Wire proceeds to my bank (minimum $1,000)

      [ ]   All of the above

Telephone redemption by wire can be used only with financial institutions that are participants in the Federal Reserve Bank Wire System. If the financial institution you designate is not a Federal Reserve participant, telephone redemption proceeds will be mailed to the named financial institution. In either case, it may take a day or two, upon receipt for your financial institution to credit your bank account with the proceeds, depending on its internal crediting procedures.

--------------------------------------------------------------------------------

                                                          EQUITY-ASHR-APPL-6/08

--------------------------------------------------------------------------------
BANK INFORMATION

Please complete the following information only if proceeds mailed/wired to your bank was selected. A VOIDED BANK CHECK MUST BE ATTACHED TO THIS APPLICATION.

      Name of Bank               _______________________________________________

      Bank Routing Transit #     _______________________________________________

      Bank Address               _______________________________________________

      City/State/Zip             _______________________________________________

      Bank Account Number        _______________________________________________

      Name(s) on Bank Account    _______________________________________________

--------------------------------------------------------------------------------
AUTHORIZATIONS

      By electing the telephone redemption option, I appoint the transfer agent my agent to redeem shares of any designated Fund when so instructed by telephone. This power will continue if I am disabled or incapacitated. I understand that a request for telephone redemption may be made by anyone, but the proceeds will be sent only to the account address of record or to the bank listed above. Proceeds in excess of $10,000 will only be sent to my predesignated bank. By signing below, I agree on behalf of myself, my assigns, and successors, not to hold the transfer agent and any of its affiliates, or any Fund responsible for acting under the powers I have given the transfer agent. I also agree that all account and registration information I have given will remain the same unless I instruct the transfer agent otherwise in a written form, including a signature guarantee. If I want to terminate this agreement, I will give the transfer agent at least ten days notice in writing. If the transfer agent or the Fund wants to terminate this agreement, they will give me at least ten days notice in writing.

      ALL OWNERS ON THE ACCOUNT MUST SIGN BELOW AND OBTAIN SIGNATURE
      GUARANTEE(S).

      ----------------------------------   -------------------------------------
         Signature of Individual Owner       Signature of Joint Owner (if any)

--------------------------------------------------------------------------------
  Signature of Corporate Officer, Trustee or other -- please include your title

You must have a signature(s) guaranteed by an eligible institution acceptable to the Fund's transfer agent, such as a bank or trust company, broker/dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. A Notary Public is not an acceptable guarantor. For more information on signature guarantees, see "Redemption of Shares" in the prospectus.

                         SIGNATURE GUARANTEE(S) (STAMP)
--------------------------------------------------------------------------------

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

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

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

TRUSTEES                             OFFICERS
Nicholas A. Giordano                 Neil Wolfson
Chairman of the Board                President & Chief Executive Officer

Robert H. Arnold                     John J. Kelley
                                     Vice President & Chief Financial Officer
Dr. Eric Brucker
                                     Charles D. Curtis
Ted T. Cecala                        Vice President & Treasurer

Robert J. Christian                  Edward W. Diffin Jr.
                                     Vice President & Secretary
Louis Klein Jr.
                                     Anna M. Bencrowsky
John J. Quindlen                     Chief Compliance Officer

Mark A. Sargent                      Joseph M. Fahey Jr.
                                     Vice President

                                     Clayton M. Albright
                                     Vice President

--------------------------------------------------------------------------------

CUSTODIAN

Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR

Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT

PFPC Inc.
301 Bellevue Parkway, Wilmington, DE 19809

WILMINGTON |
     FUNDS |                                             EQUITY_A Shr_Pros_6/08

                             WILMINGTON FUNDS [LOGO]
--------------------------------------------------------------------------------

                                                        EQUITY FUNDS

                                                    LARGE-CAP GROWTH

                                                     LARGE-CAP VALUE

                                                      SMALL-CAP CORE

                              INSTITUTIONAL SHARES

                                  Prospectus
                                  June 2, 2008

                        WILMINGTON LARGE-CAP GROWTH FUND
                         WILMINGTON LARGE-CAP VALUE FUND
                         WILMINGTON SMALL-CAP CORE FUND

                                OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                          PROSPECTUS DATED JUNE 2, 2008

      This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that these Funds:

            o     are not bank deposits

            o are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

            o     are not federally insured

            o are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other governmental agency

            o     are not guaranteed to achieve their goal(s).

      These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

A LOOK AT THE GOALS, STRATEGIES,   FUND DESCRIPTIONS
RISKS, EXPENSES AND FINANCIAL
HISTORY OF EACH FUND.                 Summary ............................    1

                                      Performance Information ............    3

                                      Fees and Expenses ..................    9

                                      Example ............................   10

                                      Investment Objective ...............   11

                                      Principal Investment
                                        Strategies .......................   11

                                      Additional Risk Information ........   12

                                      Financial Highlights ...............   14

DETAILS ABOUT THE                  MANAGEMENT OF THE FUNDS
SERVICE PROVIDERS.
                                      Investment Adviser .................   17

                                      Fund Managers ......................   18

                                      Service Providers ..................   19

POLICIES AND INSTRUCTIONS          SHAREHOLDER INFORMATION
FOR OPENING, MAINTAINING
AND CLOSING AN ACCOUNT                Pricing of Shares ..................   20
IN ANY OF THE FUNDS.
                                      Purchase of Shares .................   20

                                      Redemption of Shares ...............   23

                                      Exchange of Shares .................   26

                                      Distributions ......................   27

                                      Taxes ..............................   27

DETAILS ON THE FUNDS               DISTRIBUTION ARRANGEMENTS
DISTRIBUTION ARRANGEMENTS
AND SHARE CLASSES.                    Additional Compensation to
                                        Financial Intermediaries .........   29

                                      Share Classes ......................   30

                                   FOR MORE INFORMATION ..................   31

                        WILMINGTON LARGE-CAP GROWTH FUND
                         WILMINGTON LARGE-CAP VALUE FUND
                         WILMINGTON SMALL-CAP CORE FUND

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                FUND DESCRIPTIONS

---------------------------------------------------------------------------------------------
SUMMARY
---------------------------------------------------------------------------------------------
Investment          o     The WILMINGTON LARGE-CAP VALUE FUND and the WILMINGTON
Objective                 SMALL-CAP CORE FUND each seeks long-term capital appreciation.

                    o     The WILMINGTON LARGE-CAP GROWTH FUND seeks superior long-term growth of capital.
---------------------------------------------------------------------------------------------
Investment          o     Equity (or equity-related) securities
Focus
---------------------------------------------------------------------------------------------
Share Price         o     High
Volatility
---------------------------------------------------------------------------------------------
Primary             o     The WILMINGTON LARGE-CAP GROWTH FUND invests at least 80% of its
Investment                assets in a diversified portfolio of U.S. equity (or
Strategies                equity-related) securities of large-cap companies. The Fund's investment adviser employs a growth investment approach and invests in stocks of companies with growth characteristics.

                    o     The WILMINGTON LARGE-CAP VALUE FUND invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-
                          related) securities of large-cap companies. The Fund's investment adviser employs a value investment approach and invests in stocks of companies with value characteristics.

                    o     The WILMINGTON SMALL-CAP CORE FUND invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-
                          related) securities of small-cap companies. The Fund's investment adviser employs a combined growth and value investment approach and invests in stocks of companies with characteristics the investment adviser believes are attractive to the equity securities
                          marketplace.

---------------------------------------------------------------------------------------------
Principal Risks     The Funds are subject to the risks summarized below and further described under the heading "Additional Risk Information."

                    o     An investment in a Fund is not a deposit of Wilmington Trust
                          Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other governmental agency.

                    o     It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or the stocks that a Fund holds will increase in value.

                    o     A Fund's share price will fluctuate in response to changes in the market value of the Fund's investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

                    o     Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

                    o     A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

                    o     Small-capitalization companies may be more vulnerable to adverse business or economic developments than large companies, and their securities may be less liquid and more volatile than securities of larger companies.

                    o     The performance of a Fund will depend on whether the investment adviser is successful in pursuing its investment strategy.
---------------------------------------------------------------------------------------------
Investor            o     Investors who want the value of their investment to grow and who
Profile                   are willing to accept more volatility for the possibility of higher returns.
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

                        WILMINGTON LARGE-CAP GROWTH FUND

      The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Shares of the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one, five and ten years, before and after taxes, compared with those of the Russell 1000 Growth Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Until February 23, 1998, the Fund invested in both large and small capitalization securities. Currently, the Fund invests primarily in large capitalization equity securities with growth characteristics. Accordingly, the Fund's historical performance may not reflect its current investment practices. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

               ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                                   [BAR CHART]

PERFORMANCE YEARS   1997    1998    1999     2000     2001     2002    2003    2004   2005   2006
                    -------------------------------------------------------------------------------
RETURNS             27.50%  23.58%  48.10%  -21.09%  -33.06%  -30.37%  26.65%  2.17%  9.74%  5.08%

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2007: 10.91%

          BEST QUARTER        WORST QUARTER
          ------------        -------------
             41.39%              -25.62%
      (December 31, 1999)   (March 31, 2001)

LARGE-CAP GROWTH FUND -- INSTITUTIONAL SHARES
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006   1 YEAR   5 YEARS   10 YEARS
----------------------------------------------------   ------   -------   --------
Return Before Taxes                                     5.08%    0.77%      2.51%
Return After Taxes on Distributions(1)                  5.04%    0.74%      1.05%
Return After Taxes on Distributions
  and Sale of Shares(1)                                 3.30%    0.64%      1.97%
Russell 1000 Growth Index (reflects no
  deductions for fees, expenses or taxes)(2)            9.07%    2.69%      5.44%

(1) After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets. The Indices are unmanaged and reflect the reinvestment of dividends.

                         WILMINGTON LARGE-CAP VALUE FUND

      The bar chart and performance table illustrate the risks and volatility of an investment in Institutional Shares of the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years and ten years, before and after taxes, compared with those of the Russell 1000 Value Index, a broad measure of market performance. This performance information includes the performance of the Fund's predecessor, the Value Stock Fund, a collective investment fund. The Value Stock Fund's performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e., adjusted to reflect expenses, absent investment advisory fee waivers). The Value Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the "Code"). If the Value Stock Fund had been registered under the 1940 Act, its performance may have been different. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

               ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                                   [BAR CHART]

PERFORMANCE YEARS    1997    1998    1999   2000    2001     2002    2003    2004    2005   2006
                    ------------------------------------------------------------------------------
RETURNS             24.55%  -2.75%  3.02%  19.15%  -5.14%  -28.06%  25.79%  15.12%  3.49%  15.81%

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2007: 6.81%

        BEST QUARTER        WORST QUARTER
        ------------        -------------
          17.84%               -19.03%
      (June 30, 2003)   (September 30, 2002)

LARGE-CAP VALUE FUND --
INSTITUTIONAL SHARES
AVERAGE ANNUAL TOTAL RETURNS                           SINCE
AS OF DECEMBER 31, 2006         1 YEAR   5 YEARS   JUNE 29, 1998   10 YEARS(1)
-----------------------------   ------   -------   -------------   -----------
Return Before Taxes             15.81%    4.54%        3.90%           5.82%(2)
Return After Taxes
  on Distributions(3)           15.31%    4.27%        3.43%            N/A
Return After Taxes on
  Distributions and
  Sale of Shares(3)             10.25%    3.78%        3.11%            N/A
Russell 1000 Value Index
  (reflects no deductions for
  fees, expenses or taxes)(4)   22.25%   10.86%        7.67%          11.00%

(1) For periods prior to June 29, 1998, the Fund's predecessor, the Value Stock Fund, operated as a collective investment fund. As a collective investment fund, the Value Stock Fund was treated differently than the Fund for Federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

(2) This performance information reflects the performance of the Fund and its predecessor, the Value Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund.

(3) After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets. The Indices are unmanaged and reflect the reinvestment of dividends.

                         WILMINGTON SMALL-CAP CORE FUND

      The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Shares of the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years and since inception, before and after taxes, compared with those of the Russell 2000 Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

             ANNUAL TOTAL RETURNS FOR CALENDAR YEARS SINCE INCEPTION

                                   [BAR CHART]

PERFORMANCE YEARS    1999    2000   2001     2002    2003    2004    2005   2006
                    --------------------------------------------------------------
RETURNS             21.86%  2.31%  -1.37%  -23.91%  32.59%  12.83%  7.01%  12.42%

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2007: 3.46%

        BEST QUARTER        WORST QUARTER
        ------------        -------------
           22.89%              -22.01%
      (March 31, 2000)   (September 30, 2001)

SMALL-CAP CORE FUND -- INSTITUTIONAL SHARES
AVERAGE ANNUAL TOTAL RETURNS AS OF                            SINCE INCEPTION
DECEMBER 31, 2006                            1 YEAR  5 YEARS  (JUNE 29, 1998)
-------------------------------------------  ------  -------  ---------------
Return Before Taxes                          12.42%   6.49%        5.54%
Return After Taxes on Distributions (1)       9.04%   5.35%        4.53%
Return After Taxes on Distributions
   and Sale of Shares (1)                    10.18%   5.28%        4.48%
Russell 2000 Index (reflects no deductions
  for fees, expenses or taxes) (2)           18.37%  11.39%        8.15%

(1) After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Indices are unmanaged and reflect the reinvestment of dividends.

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

      The table below shows the fees and expenses that you may pay if you buy and hold Institutional Shares of a Fund.

                                                                 INSTITUTIONAL
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)           SHARES
----------------------------------------------------------       --------------
Maximum sales charge (load) imposed on purchases                      None
Maximum deferred sales charge                                         None
Maximum sales charge (load) imposed on reinvested
  dividends (and other distributions)                                 None
Redemption fee(1)                                                     1.00%
Exchange fee(1)                                                       1.00%

(1) Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See " Redemption of Shares" and "Exchange of Shares" for additional information.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                            LARGE-CAP     LARGE-CAP   SMALL-CAP
                                           GROWTH FUND   VALUE FUND   CORE FUND
                                           -----------   ----------   ---------
Management fees                              0.60%         0.60%       0.83%
Distribution (Rule 12b-1) fees               None          None        None
Other expenses                               0.45%         0.51%       0.72%
Acquired Fund fees and expenses(1)             --(2)         --(2)       --(2)
TOTAL ANNUAL FUND OPERATING EXPENSES         1.05%         1.11%       1.55%
Waivers/Reimbursements                      (0.01)%(3)    (0.01)%(3)  (0.02)%(3)
NET EXPENSES                                 1.04%(3)      1.10%(3)    1.53%(3)

(1) Fees and expenses incurred indirectly as a result of investment in shares of one or more "Acquired Funds," which include (i) ETFs, (ii) other investment companies, or (iii) companies that would be an investment company under Section 3(a) of the 1940 Act except for exceptions under Sections 3(c)(1) and 3(c)(7) under the 1940 Act.

(2)   Acquired Fund fees and expenses are less than 0.005%.

(3) The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

      This Example is intended to help you compare the cost of investing in Institutional Shares of each Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

      o     you reinvested all dividends and other distributions;

      o     the average annual return was 5%;

      o the Fund's total operating expenses (reflecting contractual waivers or reimbursements) are charged and remain the same over the time periods; and

      o     you redeemed all of your investment at the end of each time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------            ------   -------   -------   --------
Large-Cap Growth Fund            $106      $333     $578      $1,282
Large-Cap Value Fund             $112      $352     $611      $1,351
Small-Cap Core Fund              $156      $488     $843      $1,844

      THE ABOVE EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF A FUND'S ACTUAL EXPENSES AND RETURNS OF INSTITUTIONAL SHARES, EITHER PAST OR FUTURE.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WILMINGTON LARGE-CAP VALUE FUND and the WILMINGTON SMALL-CAP CORE FUND each seeks long-term capital appreciation. The WILMINGTON LARGE-CAP GROWTH FUND seeks superior long-term growth of capital.

      The investment objective for each of the Funds may not be changed without shareholder approval. There is no guarantee that any Fund will achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

      The Funds investment adviser, Rodney Square Management Corporation ("RSMC"), seeks securities that it believes possess growth or value characteristics attractive to institutional and retail investors. The selection of individual securities is based on a proprietary methodology that employs a disciplined analysis of multiple factors, including liquidity, profitability, risk, valuation, price history and analysts' earnings estimates. RSMC may rotate each Fund's holdings among various market sectors based on economic analysis of the overall business cycle.

      The WILMINGTON LARGE-CAP GROWTH FUND invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of large-cap companies. RSMC employs a growth investment approach and invests in common or preferred stock of U.S. companies that have attractive growth characteristics with market capitalizations at the time of purchase of at least $2 billion or that are constituents of the Russell 1000 Growth Index.

      The WILMINGTON LARGE-CAP VALUE FUND invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of large-cap companies. RSMC employs a value investment approach and invests in common or preferred stock of U.S. companies that have attractive value characteristics with market capitalizations at the time of purchase of at least $2 billion or that are constituents of the Russell 1000 Value Index.

      The WILMINGTON SMALL-CAP CORE FUND invests at least 80% of its assets in equity securities of small-cap companies. RSMC employs a growth and value investment approach and invests in common or preferred stock of U.S. companies that have attractive growth or value characteristics with a market capitalization at the time of purchase that is no more than that of the largest stock in the Russell 2000 Index or S&P 600 SmallCap Index.

      For cash management purposes, the Small-Cap Core Fund may maintain cash reserves and invest in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers acceptances issued by banks or savings and loan associations, and commercial paper) consistent with the foregoing investment policy.

      EACH OF THE FUNDS. The frequency of portfolio transactions and each Fund's turnover rate will vary from year to year depending on the market. A higher turnover rate may increase transaction costs (i.e., brokerage commissions) and may cause adverse tax consequences for a Fund's shareholders. With frequent trading activity, a greater proportion of any dividends paid out by a Fund will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall Fund performance.

      In order to respond to adverse market, economic, political or other conditions, the Funds may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade or higher. The result of this action may be that a Fund will be unable to achieve its investment objective.

      Each Fund may use other strategies and engage in other investment practices, which are more fully described in the Funds Statement of Additional Information ("SAI") which is available on the Funds website at HTTP://WWW.WILMINGTONFUNDS.COM.

--------------------------------------------------------------------------------
ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

      The following is a list of certain risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds
SAI:

      o MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

      o DERIVATIVES RISK: In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts, options on futures contracts and swap agreements are examples of derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include: the risk of imperfect correlation between the value of the instruments and the underlying assets; risk of default by the other party to certain transactions; risk that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risk that the instruments may not be liquid. Using derivatives can increase the volatility of the Fund's share price. The use of derivatives may involve leverage. For some derivatives, it is possible for the Fund to lose more than the amount invested in the derivative instrument. See "Principal Risk Information - Leverage Risk".

      o GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

      o VALUE INVESTING RISK: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

      o SMALL-CAP RISK: Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments. These companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

      o LEVERAGE RISK: The risk associated with securities transactions or practices that multiply small market movements into larger changes in value. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of leverage may require the liquidation of portfolio positions to satisfy obligations or to meet segregation requirements when it may not be advantageous to do so. In addition, leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. The Funds will maintain asset segregation policies and asset coverage requirements which comply with the current position of the SEC and its staff.

      o LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

      o OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

      o VALUATION RISK: The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, or if shorter, the period of the Fund's operation. Certain information reflects financial results for a single Institutional Share of a Fund. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in the Annual Report, which is available without charge on the Funds website at HTTP://WWW.WILMINGTONFUNDS.COM or by calling (800) 336-9970.

LARGE-CAP GROWTH FUND(1) -- INSTITUTIONAL SHARES

                                                                          FOR THE FISCAL YEARS ENDED JUNE 30
                                                     --------------------------------------------------------------------------
                                                         2007            2006           2005 (1)         2004           2003
                                                     ------------    -----------      -----------     -----------   -----------
NET ASSET VALUE -- BEGINNING
   OF YEAR .......................................   $      10.73    $     10.31      $      9.93     $      8.73   $      8.70
                                                     ------------    -----------      -----------     -----------   -----------
INVESTMENT OPERATIONS:
   Net investment income .........................           0.02(4)          --(2,4)        0.03            0.01            --(2)
   Net realized and unrealized gain
      on investments .............................           1.87           0.42             0.38            1.20          0.03
                                                     ------------    -----------      -----------     -----------   -----------
      Total from investment
         operations ..............................           1.89           0.42             0.41            1.21          0.03
                                                     ------------    -----------      -----------     -----------   -----------
DISTRIBUTIONS:
   From net investment income ....................          (0.01)            --(2)         (0.03)          (0.01)           --
                                                     ------------    -----------      -----------     -----------   -----------
      Total distributions ........................          (0.01)            --            (0.03)          (0.01)           --
                                                     ------------    -----------      -----------     -----------   -----------
NET ASSET VALUE -- END OF YEAR ...................   $      12.61    $     10.73      $     10.31     $      9.93   $      8.73
                                                     ============    ===========      ===========     ===========   ===========
TOTAL RETURN .....................................          17.66%          4.12%            4.09%          13.86%         0.35%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(3)
   Expenses:
      Including expense
         limitations .............................           1.04%          1.13%            1.10%           0.98%         0.95%
      Excluding expense
         limitations .............................           1.05%          1.15%            1.15%           1.01%         0.98%
   Net investment income (loss) ..................           0.14%         (0.01)%           0.28%           0.08%        (0.02)%
Portfolio turnover rate ..........................             87%           129%             230%             87%           51%
Net assets at the end of year
   (000 omitted) .................................   $     41,200    $    50,321      $    35,809     $    49,418   $    58,620

(1) Effective December 15, 2004, Rodney Square Management Corporation replaced Roxbury Capital Management, LLC as the Adviser to the Large-Cap Growth Fund.

(2)   Less than $0.01 per share.

(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income (loss) ratios include expenses allocated from the master fund, WT Investment Trust I -- WT Large-Cap Growth Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. Since July 1, 2005, the Fund no longer operates in a master-feeder structure.

(4) The net investment income (loss) per share was calculated using the average shares outstanding method.

LARGE-CAP VALUE FUND -- INSTITUTIONAL SHARES

                                                                          FOR THE FISCAL YEARS ENDED JUNE 30
                                                     --------------------------------------------------------------------------
                                                         2007            2006           2005             2004           2003
                                                     ------------    -----------      -----------     -----------   -----------
NET ASSET VALUE -- BEGINNING
   OF YEAR .......................................   $      10.91    $     10.16      $      9.45     $      8.19   $      8.20
                                                     ------------    -----------      -----------     -----------   -----------
INVESTMENT OPERATIONS:
   Net investment income .........................           0.15(2)        0.10(2)          0.12            0.08          0.06
   Net realized and unrealized gain
      on investments .............................           2.10           0.81             0.70            1.26          0.01
                                                     ------------    -----------      -----------     -----------   -----------
      Total from investment
         operations ..............................           2.25           0.91             0.82            1.34          0.07
                                                     ------------    -----------      -----------     -----------   -----------
DISTRIBUTIONS:
   From net investment income ....................          (0.15)         (0.16)           (0.11)          (0.08)        (0.07)
   From net realized gains .......................             --             --               --              --         (0.01)
                                                     ------------    -----------      -----------     -----------   -----------
      Total distributions ........................          (0.15)         (0.16)           (0.11)          (0.08)        (0.08)
                                                     ------------    -----------      -----------     -----------   -----------
NET ASSET VALUE -- END OF YEAR ...................   $      13.01    $     10.91      $     10.16     $      9.45   $      8.19
                                                     ============    ===========      ===========     ===========   ===========
TOTAL RETURN .....................................          20.71%          8.99%            8.66%          16.47%         0.92%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses:
      Including expense
         limitations .............................           1.10%          1.04%            1.02%           1.00%         1.06%
      Excluding expense
         limitations .............................           1.11%          1.06%            1.05%           1.03%         1.13%
   Net investment income .........................           1.30%          0.91%            1.13%           0.94%         0.93%
Portfolio turnover rate ..........................             83%           129%              28%             26%           87%
Net assets at the end of year
   (000 omitted) .................................   $     39,067    $    42,421      $    47,968     $    51,729   $    47,301

(1) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Large-Cap Value Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. Since July 1, 2005, the Fund no longer operates in a master-feeder structure.

(2) The net investment income per share was calculated using the average shares outstanding method.

SMALL-CAP CORE FUND -- INSTITUTIONAL SHARES

                                                                          FOR THE FISCAL YEARS ENDED JUNE 30
                                                     --------------------------------------------------------------------------
                                                         2007             2006          2005             2004           2003
                                                     ------------    -----------      -----------     ---------     -----------
NET ASSET VALUE -- BEGINNING
   OF YEAR .......................................   $      11.29    $     10.63      $     10.75     $    8.59     $      9.15
                                                     ------------    -----------      -----------     ---------     -----------
INVESTMENT OPERATIONS:
   Net investment loss(1) ........................          (0.09)         (0.07)           (0.07)        (0.07)          (0.02)
   Net realized and unrealized
      gain (loss) on investments .................           1.81           1.48             0.67          2.23           (0.54)
                                                     ------------    -----------      -----------     ---------     -----------
      Total from investment
         operations ..............................           1.72           1.41             0.60          2.16           (0.56)
                                                     ------------    -----------      -----------     ---------     -----------
DISTRIBUTIONS:
   From net realized gains .......................          (1.69)         (0.75)           (0.72)           --              --
                                                     ------------    -----------      -----------     ---------     -----------
      Total distributions ........................          (1.69)         (0.75)           (0.72)           --              --
                                                     ------------    -----------      -----------     ---------     -----------
NET ASSET VALUE -- END OF YEAR ...................   $      11.32    $     11.29      $     10.63     $   10.75     $      8.59
                                                     ============    ===========      ===========     =========     ===========
TOTAL RETURN .....................................          16.40%         13.65%            5.65%        25.15%          (6.12)%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense
         limitations .............................           1.53%          1.34%           1.27%          1.19%           1.00%
      Excluding expense
         limitations .............................           1.54%          1.36%            1.29%         1.21%           1.01%
   Net investment loss ...........................          (0.82)%        (0.70)%          (0.69)%       (0.74)%         (0.21)%
Portfolio turnover rate ..........................            137%           142%              15%          142%             62%
Net assets at the end of year
   (000 omitted) .................................   $     33,275    $    48,750      $    53,510     $  73,324     $    73,700

(1) The net investment loss per share was calculated using the average shares outstanding method.

(2) For the periods presented through November 30, 2003, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I - Small Cap Core Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. For the period December 1, 2003 through June 30, 2005, the Fund operated in a "fund-of-funds" structure. The expense and the net investment income
      (loss) ratios during this period include expenses allocated from the underlying funds, WT Investment Trust I -- Small Cap Growth Series and WT Investment Trust I - Small Cap Value Series, and the portfolio turnover rate reflects the Fund's investment activity. Since July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.

                             MANAGEMENT OF THE FUNDS

      The Board of Trustees of WT Mutual Fund (the "Trust") supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.

--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

      Rodney Square Management Corporation ("RSMC"), the Funds investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. Wilmington Trust Investment Management, LLC ("WTIM"), 3280 Peachtree Road, NW, 27th Floor, Atlanta, Georgia 30305, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. RSMC, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations. RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2007, RSMC had approximately $7.9 billion in assets under management.

      For the fiscal year ended June 30, 2007, RSMC or its affiliates, received from the Funds the following advisory fees, after waivers and reimbursements, as a percentage of average daily net assets:

Large-Cap Growth Fund                       0.60%
Large-Cap Value Fund                        0.60%
Small-Cap Core Fund                         0.83%

      WTIM may receive a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee.

      A discussion of the basis for the Board of Trustees approval of the investment advisory and sub-advisory agreements for each of the Funds is available in the semi-annual report to shareholders for the period ended December 31.

--------------------------------------------------------------------------------
FUND MANAGERS
--------------------------------------------------------------------------------

ALL FUNDS

      The day-to-day management of each Fund is the responsibility of a team of RSMC investment professionals. Below is a list of the staff of RSMC.

      REX P. MACEY, CFA, CIMA, CFP is Vice President and Director of Equity Management of RSMC and WTIM. Prior to joining RSMC in 2004, Mr. Macey served as the Director of Research at KPMG Investment Advisors from 2001 to 2004. He also served as Chief Investment Officer for American Financial Advisors, LLC from 2001 to 2004 and as a Portfolio Manager at Macey-Holland & Co., LLC from 1996 to 2001.

      ANDREW H. HOPKINS, CFA, CPA is an Assistant Vice President of RSMC and WTIM. Mr. Hopkins joined RSMC in 1997 as a Securities Analyst covering the information technology sector.

      RAFAEL E. TAMARGO is a Portfolio Manager/Research Analyst at RSMC and WTIM. Mr. Tamargo re-joined Wilmington Trust in 2007 after spending two and a half years at Kalmar Investments as a Portfolio Manager/Analyst specializing in small cap growth companies. Prior to joining Kalmar, Rafael spent seven and a half years at Wilmington Trust as an Analyst, Portfolio Manager and Director of Equity Research.

      EDWARD S. FORRESTER is a Portfolio Manager/Analyst and an Assistant Vice President of WTIM and is a member of the portfolio management team. Mr. Forrester joined WTIM in 2006 and is responsible for providing market research, performance reporting and trade implementation for the Funds. Prior to joining WTIM, Mr. Forrester was employed by INVESCO where he served in a variety of capacities including 401(k) recordkeeping, equity trading and portfolio management.

      ALLEN E. CHOINSKI, CFA is an Assistant Vice President for quantitative equity research and portfolio management to support WTIM's equity funds. Prior to 2007, Allen worked with Alpha Equity Management, LLC, where he researched quantitative equity investment strategies. Allen began his career as a financial advisor at Smith Barney, and later worked for five years at ING's Aeltus Investment Management. Allen holds a master's degree in Business Administration from Villanova University, and a bachelor's degree in Engineering from Pennsylvania State University.

      The Funds SAI provides additional information about the Fund managers compensation, other accounts managed by the Fund managers and the Fund managers ownership of securities in the Funds.

--------------------------------------------------------------------------------
SERVICE PROVIDERS
--------------------------------------------------------------------------------

      The chart below provides information on the Funds primary service providers.

Asset                                                                 Shareholder
Management                                                            Services
-------------------------------                                       -----------------------------

     INVESTMENT ADVISER                                                       TRANSFER AGENT
     AND ADMINISTRATOR
                                                                                PFPC INC.
       RODNEY SQUARE                                                          760 MOORE ROAD
      MANAGEMENT CORP.                                                 KING OF PRUSSIA, PA 19406
  1100 NORTH MARKET STREET
    WILMINGTON, DE 19890                                               Handles certain shareholder
                                                                           services, including
     Manages each Fund's           -------------------------------    recordkeeping and statements,
   investment activities and                                             payment of distributions
 oversees Fund administration              WT MUTUAL FUND               and processing of buy and
 and other service providers.                                                sell requests.
                                        WILMINGTON LARGE-CAP
-------------------------------            GROWTH FUND                -----------------------------

Fund                                    WILMINGTON LARGE-CAP          Fund Asset
Operations                                   VALUE FUND               Safe Keeping
-------------------------------                                       -----------------------------
                                        WILMINGTON SMALL-CAP
       SUB-ADMINISTRATOR                     CORE FUND                           CUSTODIAN
              AND
       ACCOUNTING AGENT            -------------------------------       WILMINGTON TRUST COMPANY
                                                                         1100 NORTH MARKET STREET
           PFPC INC.               Distribution                            WILMINGTON, DE 19890
      301 BELLEVUE PARKWAY         -------------------------------
      WILMINGTON, DE 19809                                              Holds each Fund's assets,
                                              DISTRIBUTOR             settles all portfolio trades
Provides facilities, equipment                                          and collects most of the
   and personnel to carry out             PROFESSIONAL FUNDS           valuation data required for
administrative services related             DISTRIBUTOR, LLC           calculating each Fund's NAV
 to each Fund's and calculates               760 MOORE ROAD                    per share.
      each Fund's NAV and             KING OF PRUSSIA, PA 19406
         distributions.                                               -----------------------------
                                   Distributes each Fund's Shares.
-------------------------------
                                   -------------------------------

                   SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------
PRICING OF SHARES
--------------------------------------------------------------------------------

      The price of each Fund's shares is based on the Fund's net asset value ("NAV"). The Funds value their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds sub-administrator and accounting agent, PFPC Inc. ("PFPC"), determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.

      Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. This policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to these procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

      PFPC determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.

--------------------------------------------------------------------------------
PURCHASE OF SHARES
--------------------------------------------------------------------------------

      Fund shares are offered on a continuous basis and are sold without sales charges. The minimum initial investment in Institutional Shares of each Fund is $500,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in a Fund may be made in any amount. You may purchase shares as specified below.

      You may purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. You may also purchase shares of a Fund through a financial intermediary which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. "Financial intermediaries" include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries, and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for promptly transmitting orders and may have an earlier cut-off time for purchase and redemption requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. Customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized intermediary or its authorized designee. A financial intermediary may also designate another intermediary to accept purchase and redemption orders on the Fund's behalf. Consult your investment representative for specific information.

      NETWORKING AND SUB-TRANSFER AGENCY FEES: The Funds may directly enter into agreements with financial intermediaries pursuant to which the Funds will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of "street name" or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also receive. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Adviser and their affiliates. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust's transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Funds, the Adviser or its service providers to determine whether such intermediary is providing the services for which they are receiving such payments.

      In order for a financial intermediary to purchase shares of a Fund for an omnibus account, in nominee name or on behalf of another person, the Trust will enter into a shareholder information agreement with such financial intermediary or its agent. This agreement requires each financial intermediary to provide the Funds access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an omnibus account, in nominee name or on behalf of another person.

      BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Equity Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

REGULAR MAIL:                          OVERNIGHT MAIL:
------------                           --------------
Wilmington Equity Funds                Wilmington Equity Funds
c/o PFPC Inc.                          c/o PFPC Inc.
P.O. Box 9828                          101 Sabin Street
Providence, RI 02940                   Pawtucket, RI 02860-1427

      BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

      It is the responsibility of Wilmington Trust or the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

--------------------------------------------------------------------------------
REDEMPTION OF SHARES
--------------------------------------------------------------------------------

      You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the financial intermediary to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or through a financial intermediary, you should contact Wilmington Trust or the financial intermediary for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

      REDEMPTION FEES: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the "Holding Period") of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Funds (a list is shown under the heading "EXCHANGE OF SHARES"). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first; however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including: (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts;
(ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring,
(E) to
effect a transfer from one retirement plan to another retirement plan in the same Fund, or (F) by a Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund.

      FREQUENT PURCHASES AND REDEMPTIONS: The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position, including, primarily, the redemption fees set forth above and the related exchange fees set forth below. The Funds are not designed to accommodate market timing or short-term trading. Frequent trades into or out of a Fund in an effort to anticipate changes in market prices of that Fund's investment portfolio is generally referred to as "market timing." Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Fund or the Distributor believes are engaging in similar trading activity.

      Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Also, because some of the Funds invest in small-cap equity securities, which may trade less frequently than larger capitalization securities, frequent trading in such Fund's shares to take advantage of the market pricing inefficiency of such small-cap stocks, may result in dilution in the value of Fund shares held by long-term investors. Short-term trading in such small-cap stocks may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small-cap stocks.

      There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In order for a financial intermediary to purchase shares of a Fund for an "omnibus" account, in nominee name or on behalf of another person, the Trust will enter into a shareholder information agreement with such financial intermediary or its agent. This agreement requires each financial intermediary to provide the Funds access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an "omnibus" account, in nominee name or on behalf of another person.

      BY MAIL: If you redeem your shares by mail, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

      Your written instructions must include the Fund name, your account number, your printed name, and your signature. You should mail your written instructions with a medallion signature guarantee to:

REGULAR MAIL:                   OVERNIGHT MAIL:
-------------                   ---------------
Wilmington Equity Funds         Wilmington Equity Funds
c/o PFPC Inc.                   c/o PFPC Inc.
P.O. Box 9828                   101 Sabin Street
Providence, RI 02940            Pawtucket, RI 02860-1427

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. Among the reasons for this are days when the Exchange may be closed, when an emergency exists that makes it difficult to execute portfolio transactions or by the order of the Securities and Exchange Commission for the protection of Fund shareholders. Other events could cause a delay as well.

      Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.

      In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemption Option or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares. If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your investment in a Fund falls below $50,000, you may be asked to increase your balance. If after 60 days the account value is still below $50,000, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $50,000 solely as a result of a reduction in your account's market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust and Wilmington Trust and its affiliates, and their respective spouses, parents and children.

--------------------------------------------------------------------------------
EXCHANGE OF SHARES
--------------------------------------------------------------------------------

      You may exchange all or a portion of your shares in a Fund for Institutional Shares of the following funds ("Wilmington Funds"):

      Wilmington Aggressive Asset Allocation Fund
      Wilmington Moderate Asset Allocation Fund
      Wilmington Conservative Asset Allocation Fund
      Wilmington ETF Allocation Fund
      Wilmington Prime Money Market Fund
      Wilmington U.S. Government Money Market Fund
      Wilmington Tax-Exempt Money Market Fund
      Wilmington Short/Intermediate-Term Bond Fund
      Wilmington Broad Market Bond Fund
      Wilmington Municipal Bond Fund
      Wilmington Large-Cap Value Fund
      Wilmington Large-Cap Growth Fund
      Wilmington Small-Cap Core Fund
      Wilmington Multi-Manager Large-Cap Fund
      Wilmington Multi-Manager Small-Cap Fund
      Wilmington Multi-Manager International Fund
      Wilmington Multi-Manager Real Asset Fund

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $50,000 in a shareholder's account.

      FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

      Prospectuses for Institutional Shares of the other Wilmington Funds may be obtained, free of charge, on the Funds website at HTTP://WWW.WILMINGTONFUNDS.COM or by calling (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a financial intermediary, contact Wilmington Trust or the financial intermediary. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days notice of such termination or modification.

--------------------------------------------------------------------------------
DISTRIBUTIONS
--------------------------------------------------------------------------------

      Distributions from the net investment income, if any, of each Fund are declared and paid quarterly to you. Any net capital gain realized by a Fund will be distributed annually.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------
TAXES
--------------------------------------------------------------------------------

      As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. The Funds distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

      The Funds distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

      It is a taxable event for you if you sell or exchange shares of any Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the Funds SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      Professional Funds Distributor, LLC (the "Distributor") manages the Funds distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Institutional Shares of the Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------

      The Adviser and affiliates of the Adviser may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds. Financial intermediaries include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries, and any other firm having a selling, administration or similar agreement. These payments are over and above servicing fees which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees information regarding these payments. These payments are generally made to financial intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs. These payments may also be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders' fees that vary depending on the Fund and the dollar amount of shares sold.

      If investment advisers, underwriters/distributors or affiliates of mutual funds (including those of the Funds) pay bonuses and incentives in differing amounts, intermediaries and their representatives may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial intermediary and its representatives may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the intermediary as to compensation received by your financial advisor.

      Although a Fund may use firms that sell Fund shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing firms to effect those transactions.

--------------------------------------------------------------------------------
SHARE CLASSES
--------------------------------------------------------------------------------

      The Funds issue Institutional Shares and A Shares. Each class of shares bears a pro-rata portion of the Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. A Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase A Shares.

                              FOR MORE INFORMATION

      FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds investments is available in the Funds annual and semi-annual reports to shareholders. These reports contain performance data and information on each Fund's portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The Funds SAI provides additional technical and legal descriptions of the Funds policies, investment restrictions, risks, and business structure, including a description of the Funds policies and procedures with respect to the disclosure of the Funds portfolio securities holdings. The information in the Funds SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Funds may be obtained free of charge by contacting:

      WT Mutual Fund
      c/o PFPC Inc.
      101 Sabin Street
      Pawtucket, RI 02860-1427
      (800) 336-9970
      9:00 a.m. to 5:00 p.m. Eastern time

      The Funds SAI and annual and semi-reports are accessible, free of charge, on the Funds website at HTTP://WWW.WILMINGTONFUNDS.COM. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC's website at HTTP://WWW.SEC.GOV. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
PUBLICINFO@SEC.GOV or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 336-9970.

            The investment company registration number is 811-08648.

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

WILMINGTON                                                                                           6/08
     FUNDS
    EQUITY
     FUNDS

----------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------------------
APPLICATION & NEW ACCOUNT REGISTRATION
----------------------------------------------------------------------------------------------------------
INSTRUCTIONS:                                                       RETURN THIS COMPLETED FORM TO:
FOR WIRING INSTRUCTIONS OR                                             WILMINGTON EQUITY FUNDS
FOR ASSISTANCE IN COMPLETING                                           C/O PFPC Inc.
THIS FORM CALL (800) 336-9970                                          P.O. Box 9828
                                                                       PROVIDENCE, RI 02940
----------------------------------------------------------------------------------------------------------
FUND SELECTION ($500,000 MINIMUM*)

      [ ]  WILMINGTON LARGE-CAP GROWTH FUND-(FSR 5)                                           $ __________
      [ ]  WILMINGTON LARGE-CAP VALUE FUND-(FSR 9)                                            $ __________
      [ ]  WILMINGTON SMALL-CAP CORE FUND-(FSR 10)                                            $ __________
           TOTAL AMOUNT TO BE INVESTED                                                        $ __________

_________     By check. (Make payable to the applicable Fund.)
_________     By wire. Call 1-800-336-9970 for Instructions.
              Bank from which funds will be wired _______________________________ wire date ______________

*[ ] MINIMUM EXEMPTION -- I am exempt from the minimum initial investment requirement, as defined in the
                          Fund's prospectus.
                          Relationship: __________________________________________________________________
----------------------------------------------------------------------------------------------------------
ACCOUNT REGISTRATION

1. Individual      ______________________________  ______  ____________________________  _________________
                              First Name             MI             Last Name              Date of Birth*

                   ______________________________________
                   1st Owner's Social Security Number*

2. Joint Tenancy   ______________________________  ______  ____________________________  _________________
                              First Name             MI             Last Name              Date of Birth*

                   ("Joint Tenants with Rights of Survivorship" unless otherwise Specified)

                   _____________________________________
                   Joint Owner's Social Security Number*                                           Uniform
                                                                                                    Gifts/
3. Gifts to Minors _________________________________  ______________________  under the ________ Transfers
                            Minor's Name              Minor's Date of Birth*              State  to Minors
                                                                                                       Act

                   _________________________________
                    Minor's Social Security Number*

4. Other Registration ______________________________________________   ___________________________________
                                            Name                               Customer Tax ID No.*
5. If Trust, Date of Trust Instrument: ___________________________________________________________________

      As joint tenants use Lines 1 and 2; as custodian for a minor, use Lines 1 and 3.
      In the name of a corporation, trust or other organization or any fiduciary capacity, use Line 4.

*     Customer Tax Identification No.: (a) for an individual, joint tenants, or a custodial account under the Uniform Gifts/Transfers to Minors Act, supply the Social Security number of all of the registered account owners; (b) for a trust, a corporation, a partnership, an organization, a fiduciary, etc., supply the Employer Identification number of the legal entity or organization that will report income and/or gains.
----------------------------------------------------------------------------------------------------------

                                                          EQUITY-INST-APPL-6/08

--------------------------------------------------------------------------------
ADDRESS OF RECORD Must be a street address. If a post office box is preferred, please provide a mailing address on an additional sheet of paper.

      __________________________________________________________________________
         Street
      __________________________________________________________________________
         City                      State                Zip Code

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS -- If these boxes are not checked, all distributions will be invested in additional shares.
                                                     Pay Cash for:
                                             Income Dividends           Other
WILMINGTON LARGE-CAP GROWTH FUND                   [ ]                   [ ]
WILMINGTON LARGE-CAP VALUE FUND                    [ ]                   [ ]
WILMINGTON SMALL-CAP CORE FUND                     [ ]                   [ ]

--------------------------------------------------------------------------------
CERTIFICATIONS AND SIGNATURE(S) -- Please sign exactly as registered under "Account Registration."

      I have received and read the Prospectus for the Wilmington Equity Funds and agree to its terms; I am of legal age. I understand that the shares offered by this Prospectus are not deposits of, or guaranteed by, Wilmington Trust Company, or any other bank, nor are the shares insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. I further understand that investment in these shares involves investment risks, including possible loss of principal. If a corporate customer, I certify that appropriate corporate resolutions authorizing investment in the Wilmington Equity Funds have been duly adopted.

      I hereby represent that I am not and am not acting on behalf of: (1) a foreign financial institution or foreign intermediary, (2) a non-U.S. person, or
(3) a foreign political official;

OR CHECK BOX

[ ] I am making this investment for or on behalf of one or more non-U.S. persons or entities.

--------------------------------------------------------------------------------

UNDER THE INTEREST AND DIVIDEND TAX COMPLIANCE ACT OF 1983, THE FUNDS ARE REQUIRED TO HAVE THE FOLLOWING CERTIFICATION:

UNDER PENALTIES OF PERJURY, I CERTIFY THAT:

(1) THE NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER (OR I AM WAITING FOR A NUMBER TO BE ISSUED TO ME), AND

(2) I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE (A) I AM EXEMPT FROM BACKUP WITHHOLDING, OR (B) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE (IRS) THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (C) THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING, AND

(3)   I AM A U.S. PERSON (INCLUDING A U.S. RESIDENT ALIEN).

NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

--------------------------------------------------------------------------------

Signature _________________________________________________ Date _______________

Signature _________________________________________________ Date _______________
                         Joint Owner/Trustee

Check one: [ ] Owner  [ ] Trustee  [ ] Custodian  [ ] Other ____________________
--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

TO HELP THE GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHAT THIS MEANS FOR YOU: WHEN YOU OPEN AN ACCOUNT, WE WILL ASK FOR YOUR NAME, ADDRESS, DATE OF BIRTH, AND OTHER INFORMATION THAT WILL ALLOW US TO IDENTIFY YOU. WE MAY ALSO ASK TO SEE YOUR DRIVER'S LICENSE OR OTHER IDENTIFYING DOCUMENTS.
--------------------------------------------------------------------------------

WILMINGTON                                                                         6/08
     FUNDS
    EQUITY
     FUNDS

----------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------
APPLICATION FOR TELEPHONE REDEMPTION OPTION
----------------------------------------------------------------------------------------

Telephone redemption permits redemption of Fund shares by telephone, with proceeds directed only to the Fund account address of record or to the bank account designated below. For investments by check, telephone redemption is available only after these shares have been on the Fund's books for 10 days.

This form is to be used to add or change the telephone redemption option on your account(s).

----------------------------------------------------------------------------------------
ACCOUNT INFORMATION

      Fund Name(s):     ________________________________________________________________

      Fund Account Number(s):    _______________________________________________________
                                  (Please provide if you are a current account holder:)

   REGISTERED IN THE NAME(S) OF: _______________________________________________________

                                 _______________________________________________________

                                 _______________________________________________________

   REGISTERED ADDRESS:           _______________________________________________________

                                 _______________________________________________________

NOTE: If this form is not submitted together with the application, a corporate resolution must be included for accounts registered to other than an individual, a fiduciary or partnership.

----------------------------------------------------------------------------------------
REDEMPTION INSTRUCTIONS

      [ ]  Add             [ ]  Change

Check one or more:

      [ ]  Mail proceeds to my Fund account address of record (must be $10,000 or less and address must be established for a minimum of 60 days)
      [ ]  Mail proceeds to my bank
      [ ]  Wire proceeds to my bank (minimum $1,000)
      [ ]  All of the above

Telephone redemption by wire can be used only with financial institutions that are participants in the Federal Reserve Bank Wire System. If the financial institution you designate is not a Federal Reserve participant, telephone redemption proceeds will be mailed to the named financial institution. In either case, it may take a day or two, upon receipt for your financial institution to credit your bank account with the proceeds, depending on its internal crediting procedures.

----------------------------------------------------------------------------------------

                                                          EQUITY-INST-APPL-6/08

--------------------------------------------------------------------------------
BANK INFORMATION

Please complete the following information only if proceeds mailed/wired to your bank was selected. A VOIDED BANK CHECK MUST BE ATTACHED TO THIS APPLICATION.

   Name of Bank             ____________________________________________________

   Bank Routing Transit #   ____________________________________________________

   Bank Address             ____________________________________________________

   City/State/Zip           ____________________________________________________

   Bank Account Number      ____________________________________________________

   Name(s) on Bank Account  ____________________________________________________

--------------------------------------------------------------------------------
AUTHORIZATIONS

   By electing the telephone redemption option, I appoint the transfer agent my agent to redeem shares of any designated Fund when so instructed by telephone. This power will continue if I am disabled or incapacitated. I understand that a request for telephone redemption may be made by anyone, but the proceeds will be sent only to the account address of record or to the bank listed above. Proceeds in excess of $10,000 will only be sent to my predesignated bank. By signing below, I agree on behalf of myself, my assigns, and successors, not to hold the transfer agent and any of its affiliates, or any Fund responsible for acting under the powers I have given the transfer agent. I also agree that all account and registration information I have given will remain the same unless I instruct the transfer agent otherwise in a written form, including a signature guarantee. If I want to terminate this agreement, I will give the transfer agent at least ten days notice in writing. If the transfer agent or the Fund wants to terminate this agreement, they will give me at least ten days notice in writing.

   ALL OWNERS ON THE ACCOUNT MUST SIGN BELOW AND OBTAIN SIGNATURE GUARANTEE(S).

   -----------------------------------   -----------------------------------
      Signature of Individual Owner       Signature of Joint Owner (if any)

--------------------------------------------------------------------------------
  Signature of Corporate Officer, Trustee or other -- please include your title

You must have a signature(s) guaranteed by an eligible institution acceptable to the Fund's transfer agent, such as a bank or trust company, broker/dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. A Notary Public is not an acceptable guarantor. For more information on signature guarantees, see " Redemption of Shares" in the prospectus.

                         SIGNATURE GUARANTEE(S) (STAMP)
--------------------------------------------------------------------------------

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

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

TRUSTEES                           OFFICERS
Nicholas A. Giordano               Neil Wolfson
Chairman of the Board              President & Chief Executive Officer

                                   John J. Kelley
Robert H. Arnold                   Vice President & Chief Financial Officer

Dr. Eric Brucker                   Charles D. Curtis
                                   Vice President & Treasurer

Ted T. Cecala                      Edward W. Diffin Jr.
                                   Vice President & Secretary

Robert J. Christian                Anna M. Bencrowsky
                                   Chief Compliance Officer

Louis Klein Jr.                    Joseph M. Fahey Jr.
                                   Vice President
John J. Quindlen
                                   Clayton M. Albright
Mark A. Sargent                    Vice President

--------------------------------------------------------------------------------

CUSTODIAN

Wilmington Trust Company

1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR

Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
PFPC Inc.

301 Bellevue Parkway, Wilmington, DE 19809

WILMINGTON |
     FUNDS |                                              EQUITY_Inst_Pros_6/08